Vanguard® Ultra-Short-Term Bond Fund
Schedule of Investments (unaudited)
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (16.0%)
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-4	0.450%	9/15/25	16,600	16,591
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-4	0.860%	2/13/26	9,200	9,182
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2020-3	0.620%	10/13/23	1,249	1,250
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2020-4	0.530%	3/13/24	5,363	5,365
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-1	0.350%	5/13/24	7,736	7,737
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-2	0.370%	10/15/24	7,896	7,898
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-3	0.330%	6/13/25	24,048	24,029
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2020-3	1.150%	8/13/24	10,000	10,021
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2020-4	0.850%	12/13/24	18,000	18,029
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-1	0.610%	3/13/25	6,250	6,254
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-2	0.680%	5/13/25	3,500	3,502
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-3	0.660%	2/13/26	11,750	11,711
[2]	AmeriCredit Automobile Receivables Trust Class A2 Series 2021-2	0.260%	11/18/24	34,000	33,995
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-2	0.660%	12/18/24	5,270	5,282
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-3	0.530%	6/18/25	13,020	13,023
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-1	0.370%	8/18/25	14,240	14,207
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	8,320	8,274
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2019-3	2.130%	7/18/25	23,085	23,367
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2018-2	3.590%	6/18/24	3,390	3,449
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	2,520	2,544
[1,2]	ARI Fleet Lease Trust Class A2 Series 2018-B	3.220%	8/16/27	748	749
[1,2]	ARI Fleet Lease Trust Class A2 Series 2020-A	1.770%	8/15/28	5,461	5,494
[1,2]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	7,500	7,477
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2016-2A	2.720%	11/20/22	1,849	1,851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	26,235	26,708
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-2A	2.970%	3/20/24	9,350	9,610
[2]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	27,070	27,100
[2]	BMW Vehicle Owner Trust Class A4 Series 2020-A	0.620%	4/26/27	4,230	4,220
[1,2,3]	Brass No. 10 plc Class A1 Series 10A	0.669%	4/16/69	13,587	13,516
[2,3]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	0.929%	2/25/30	53	54
[1,2]	Canadian Pacer Auto Receivables Trust Class A2A Series 2020-1A	1.770%	11/21/22	174	174
[1,2]	Canadian Pacer Auto Receivables Trust Class A2A Series 2021-1A	0.240%	10/19/23	8,820	8,814
[2]	Capital One Prime Auto Receivables Trust Class A2 Series 2021-1	0.320%	2/18/25	20,820	20,804
[2]	CarMax Auto Owner Trust Class A2A Series 2021-2	0.270%	6/17/24	10,000	10,001
[2]	CarMax Auto Owner Trust Class A2A Series 2021-3	0.290%	9/16/24	35,250	35,199
[2]	CarMax Auto Owner Trust Class A2A Series 2021-4	0.240%	11/15/24	25,590	25,546
[2]	CarMax Auto Owner Trust Class A3 Series 2018-3	3.130%	6/15/23	2,330	2,342
[2]	CarMax Auto Owner Trust Class A3 Series 2019-1	3.050%	3/15/24	758	766
[2]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	41,050	41,127
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	4,660	4,659
[2]	Carvana Auto Receivables Trust Class A2 Series 2021-P3	0.380%	1/10/25	18,580	18,548
[1,2]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	14,005	14,139
[1,2]	Chesapeake Funding II LLC Class A1 Series 2020-1A	0.870%	8/16/32	11,788	11,830
[2]	CNH Equipment Trust Class A2 Series 2021-C	0.330%	1/15/25	18,510	18,494
[2]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	8,340	8,394
[2]	CNH Equipment Trust Class A4 Series 2020-A	1.510%	4/15/27	2,250	2,281
[2]	COMM Mortgage Trust Class A2 Series 2014-CR14	3.147%	2/10/47	28	28
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	3,200	3,303
[1,2,3,4]	Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR + 0.750%	0.800%	10/25/41	28,690	28,650
[1,2]	Dell Equipment Finance Trust Class A2 Series 2020-2	0.470%	10/24/22	16,667	16,678
[1,2]	Dell Equipment Finance Trust Class A2 Series 2021-1	0.330%	5/22/26	29,000	28,986
[1,2]	Dell Equipment Finance Trust Class A2 Series 2021-2	0.330%	12/22/26	13,690	13,658
[1,2]	Dell Equipment Finance Trust Class A3 Series 2019-1	2.830%	3/22/24	2,330	2,336
[1,2]	Dell Equipment Finance Trust Class A3 Series 2020-2	0.570%	10/23/23	23,000	23,016
[1,2]	DLL LLC Class A3 Series 2019-DA1	2.890%	4/20/23	2,077	2,083
[1,2]	DLLAA LLC Class A2 Series 2021-1A	0.360%	5/17/24	17,000	16,976
[1,2]	DLLAD LLC Class A2 Series 2021-1A	0.350%	9/20/24	21,250	21,182
[1,2]	Dllmt LLC Class A2 Series 2021-1	0.600%	3/20/24	23,590	23,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	11,500	11,498
[2]	Drive Auto Receivables Trust Class A2 Series 2021-2	0.360%	5/15/24	12,270	12,272
[2]	Drive Auto Receivables Trust Class A3 Series 2020-2	0.830%	5/15/24	3,183	3,185
[2]	Drive Auto Receivables Trust Class A3 Series 2021-1	0.440%	11/15/24	9,200	9,207
[2]	Drive Auto Receivables Trust Class A3 Series 2021-2	0.350%	3/17/25	29,260	29,209
[2]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	14,500	14,513
[2]	Drive Auto Receivables Trust Class C Series 2018-5	3.990%	1/15/25	1,438	1,448
[2]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	1,520	1,544
[2]	Drive Auto Receivables Trust Class D Series 2018-1	3.810%	5/15/24	3,407	3,432
[2]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	6,571	6,679
[2]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	300	310
[2]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	1,510	1,550
[2]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	2,130	2,177
[2]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	2,130	2,178
[1,2]	DT Auto Owner Trust Class A Series 2020-1A	1.940%	9/15/23	100	101
[1,2]	DT Auto Owner Trust Class A Series 2020-2A	1.140%	1/16/24	1,228	1,230
[1,2]	DT Auto Owner Trust Class A Series 2020-3A	0.540%	4/15/24	9,749	9,757
[1,2]	DT Auto Owner Trust Class A Series 2021-1A	0.350%	1/15/25	12,130	12,131
[1,2]	DT Auto Owner Trust Class A Series 2021-2A	0.410%	3/17/25	17,928	17,934
[1,2]	DT Auto Owner Trust Class A Series 2021-3A	0.330%	4/15/25	28,974	28,945
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2018-3	3.380%	5/20/24	562	564
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2020-2	0.610%	7/20/26	18,134	18,135
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-1	0.440%	12/21/26	7,000	6,980
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	16,560	16,450
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	12,820	12,827
[2]	Exeter Automobile Receivables Trust Class A2 Series 2021-3A	0.340%	1/16/24	14,160	14,161
[2]	Exeter Automobile Receivables Trust Class A3 Series 2020-3A	0.520%	10/16/23	2,825	2,825
[2]	Exeter Automobile Receivables Trust Class A3 Series 2021-1A	0.340%	3/15/24	11,400	11,403
[2]	Exeter Automobile Receivables Trust Class A3 Series 2021-2A	0.300%	10/15/24	8,000	7,995
[2]	Exeter Automobile Receivables Trust Class A3 Series 2021-3A	0.350%	2/18/25	18,880	18,855
[1,2]	Fair Square Issuance Trust Class A Series 2020-AA	2.900%	9/20/24	3,060	3,076
[1,2]	Flagship Credit Auto Trust Class A Series 2020-2	1.490%	7/15/24	1,697	1,704
[1,2]	Flagship Credit Auto Trust Class A Series 2020-3	0.700%	4/15/25	12,119	12,145
[1,2]	Flagship Credit Auto Trust Class A Series 2021-1	0.310%	6/16/25	10,387	10,370
[1,2]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	26,445	26,422
[1,2]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	39,515	39,458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ford Credit Auto Lease Trust Class A2 Series 2021-B	0.240%	4/15/24	66,270	66,131
[2]	Ford Credit Auto Lease Trust Class A3 Series 2020-B	0.620%	8/15/23	44,064	44,139
[2]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	43,720	43,489
[2]	Ford Credit Auto Lease Trust Class A4 Series 2020-B	0.690%	10/15/23	7,150	7,170
[2]	Ford Credit Auto Lease Trust Class B Series 2020-B	1.000%	11/15/23	4,790	4,813
[2]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	4,300	4,280
[1,2]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	23,140	24,205
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	7,317	7,352
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	58,200	58,301
[2]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	9,920	10,150
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-A	1.350%	7/15/25	2,340	2,367
[2]	Ford Credit Floorplan Master Owner Trust A Class C Series 2020-1	1.420%	9/15/25	4,790	4,809
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2017-3	2.480%	9/15/24	8,875	9,039
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2019-3	2.230%	9/15/24	17,743	18,031
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	52,100	52,119
[2]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	6,730	6,843
[1,2,3,4]	Freddie Mac STACR REMIC Trust Class M1 Series 2021-DNA5, SOFR + 0.650%	0.699%	1/25/34	2,217	2,217
[1,2,3,4]	Freddie Mac STACR REMIC Trust Class M1 Series 2021-DNA6, SOFR + 0.800%	0.848%	10/25/41	19,430	19,442
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2020-3A	0.690%	10/16/23	2,010	2,012
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2020-4A	0.520%	2/15/24	4,679	4,682
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-1A	0.340%	5/15/24	9,947	9,950
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-3A	0.420%	1/15/25	22,450	22,439
[1,2]	GLS Auto Receivables Trust Class A Series 2021-2A	0.310%	11/15/24	18,026	18,004
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-2	0.800%	7/20/23	15,170	15,211
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-3	0.450%	8/21/23	23,600	23,612
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2021-2	0.340%	5/20/24	37,500	37,370
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2020-2	1.010%	7/22/24	2,010	2,022
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2020-3	0.510%	10/21/24	6,440	6,442
[2]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	1,180	1,209
[2]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	1,680	1,732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GM Financial Automobile Leasing Trust Class D Series 2020-3	1.710%	2/20/25	4,760	4,797
[2]	GM Financial Consumer Automobile Receivables Trust Class A2 Series 2021-4	0.280%	11/18/24	30,780	30,742
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-2	1.490%	12/16/24	14,293	14,406
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-3	3.160%	1/16/24	7,500	7,606
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-2	1.740%	8/18/25	9,000	9,165
[2]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	2,100	2,099
[2]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	900	903
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2019-1	2.700%	4/15/24	1,200	1,214
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2020-1	0.680%	8/15/25	10,940	10,922
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	29,460	29,375
[1,2]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	1,670	1,671
[1,2]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	1,360	1,370
[1,2,3]	Gosforth Funding plc Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	0.579%	8/25/60	4,293	4,297
[1,2]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2020-1	1.760%	6/15/22	6,164	6,169
[1,2]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2018-1	2.830%	6/17/24	234	234
[1,2]	GS Mortgage Securities Corp. Trust Class A Series 2012-ALOH	3.551%	4/10/34	10,000	10,051
[2,3]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	4,719	4,867
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-A	0.370%	4/15/26	10,330	10,288
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2019-1	2.830%	3/20/23	1,322	1,332
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2020-1	1.610%	4/22/24	2,580	2,602
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2020-2	0.820%	7/15/24	18,250	18,310
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2019-4	1.870%	1/20/26	1,900	1,932
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-2	1.090%	10/15/26	4,730	4,764
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	10,740	10,683
[1,2]	HPEFS Equipment Trust Class A2 Series 2020-1A	1.730%	2/20/30	1,376	1,377
[1,2]	HPEFS Equipment Trust Class A2 Series 2021-1A	0.270%	3/20/31	33,500	33,497
[1,2]	HPEFS Equipment Trust Class A2 Series 2021-2A	0.300%	9/20/28	17,000	16,973
[1,2]	HPEFS Equipment Trust Class A3 Series 2019-1A	2.210%	9/20/29	30	30
[1,2]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	10,500	10,436
[1,2]	Hyundai Auto Lease Securitization Trust Class A2 Series 2021-C	0.240%	1/16/24	37,310	37,238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2020-B	0.510%	9/15/23	29,990	30,031
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-A	0.330%	1/16/24	19,500	19,474
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-B	0.330%	6/17/24	3,970	3,954
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2020-B	0.580%	6/17/24	5,030	5,033
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-A	0.420%	12/16/24	4,280	4,270
[2]	Hyundai Auto Receivables Trust Class A2 Series 2021-B	0.240%	5/15/24	40,620	40,602
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-A	1.410%	11/15/24	14,760	14,891
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	36,200	36,245
[2]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	4,727	4,825
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-A	1.720%	6/15/26	9,260	9,427
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	8,020	8,017
[2]	John Deere Owner Trust Class A3 Series 2020-B	0.510%	11/15/24	14,550	14,556
[2]	John Deere Owner Trust Class A4 Series 2020-B	0.720%	6/15/27	3,820	3,807
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-1	0.875%	9/25/28	20,393	20,369
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	12,347	12,313
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-3	0.760%	2/26/29	20,427	20,363
[1,2]	JPMorgan Chase Bank NA - CACLN Class C Series 2020-2	1.139%	2/25/28	2,102	2,107
[1,2]	JPMorgan Chase Bank NA - CACLN Class C Series 2021-1	1.024%	9/25/28	12,644	12,645
[1,2]	JPMorgan Chase Bank NA Class B Series 2020-1	0.991%	1/25/28	13,913	13,845
[1,2]	JPMorgan Chase Bank NA Class C Series 2020-1	1.389%	1/25/28	1,457	1,455
[1,2]	JPMorgan Chase Bank NA Class D Series 2020-1	1.886%	1/25/28	1,143	1,143
[1,2]	Kubota Credit Owner Trust Class A3 Series 2020-1	1.960%	3/15/24	7,540	7,641
[1,2]	Kubota Credit Owner Trust Class A3 Series 2020-2	0.590%	10/15/24	17,700	17,683
[1,2]	Kubota Credit Owner Trust Class A4 Series 2020-2	0.730%	6/15/26	4,810	4,778
[1,2,3]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	720	737
[1,2]	Master Credit Card Trust II Class A Series 2020-1	1.990%	9/21/24	5,320	5,430
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2019-B	2.000%	10/17/22	6,714	6,735
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2020-A	1.840%	12/15/22	13,047	13,099
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	20,110	20,008
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-B	0.500%	6/15/26	4,775	4,777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2020-1	0.550%	2/18/25	25,830	25,857
[1,2]	MMAF Equipment Finance LLC Class A2 Series 2019-B	2.070%	10/12/22	1,237	1,238
[1,2]	MMAF Equipment Finance LLC Class A2 Series 2020-A	0.740%	4/9/24	7,435	7,442
[1,2]	MMAF Equipment Finance LLC Class A5 Series 2015-AA	2.490%	2/19/36	1,250	1,256
[2]	Nissan Auto Lease Trust Calss A2 Series 2021-A	0.300%	12/15/23	30,540	30,531
[2]	Nissan Auto Lease Trust Calss A3 Series 2021-A	0.520%	8/15/24	27,760	27,721
[2]	Nissan Auto Lease Trust Class A3 Series 2020-B	0.430%	10/16/23	30,050	30,084
[2]	Nissan Auto Lease Trust Class A4 Series 2020-B	0.490%	1/15/26	6,930	6,936
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2019-B	2.500%	11/15/23	4,966	5,012
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	1.380%	12/16/24	20,640	20,792
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-B	0.550%	7/15/24	50,050	50,121
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2017-C	2.280%	2/15/24	113	113
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-C	3.270%	6/16/25	1,870	1,919
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-A	1.700%	5/17/27	6,830	6,953
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-B	0.710%	2/16/27	7,030	7,029
[1,2,3]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	0.966%	1/16/60	2,321	2,327
[1,2,3]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.086%	6/20/60	4,048	4,055
[1,2,3]	Pepper Residential Securities Trust No. 24 Class A1U Series 24A, 1M USD LIBOR + 0.900%	0.986%	11/18/60	3,532	3,541
[1,2]	PFS Financing Corp. Class A Series 2020-A	1.270%	6/15/25	4,100	4,132
[1,2,3]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.925%	12/5/59	3,298	3,304
[1,2,3]	Resimac Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	0.770%	2/3/53	18,430	18,430
[1,2]	RESIMAC Premier Class A1B Series 2020-1	1.274%	2/7/52	3,631	3,632
[1,2]	Santander Consumer Auto Receivables Trust Class A Series 2020-A	1.370%	10/15/24	5,057	5,079
[2]	Santander Drive Auto Receivables Trust Class A2 Series 2021-2	0.280%	4/15/24	15,411	15,412
[2]	Santander Drive Auto Receivables Trust Class A2 Series 2021-4	0.370%	8/15/24	33,000	32,994
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2020-2	0.670%	4/15/24	1,994	1,994
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2020-3	0.520%	7/15/24	18,090	18,091
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2020-4	0.480%	7/15/24	12,150	12,157
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2021-1	0.320%	9/16/24	14,000	14,003
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2021-2	0.340%	2/18/25	9,000	8,993
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2021-3	0.330%	3/17/25	27,890	27,844
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2021-4	0.510%	8/15/25	20,500	20,472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	12,500	12,499
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-3	0.600%	12/15/25	16,000	15,951
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	6,120	6,152
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	11,050	11,098
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	7,620	7,622
[2]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	16,265	16,507
[2]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	10,580	10,952
[2]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	13,417	13,605
[1,2]	Santander Retail Auto Lease Trust Class A2 Series 2021-B	0.310%	1/22/24	33,000	32,962
[1,2]	Santander Retail Auto Lease Trust Class A2 Series 2021-C	0.290%	4/22/24	37,630	37,581
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	22,600	22,482
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-C	0.500%	3/20/25	16,890	16,801
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2020-B	0.650%	12/20/24	9,950	9,918
[1,2]	SoFi Professional Loan Program Trust Class A1FX Series 2020-A	2.060%	5/15/46	704	705
[2]	Synchrony Credit Card Master Note Trust Class A Series 2017-2	2.620%	10/15/25	1,970	2,012
[1,2]	Tesla Auto Lease Trust Class A2 Series 2019-A	2.130%	4/20/22	2,352	2,354
[1,2]	Tesla Auto Lease Trust Class A2 Series 2021-B	0.360%	9/22/25	27,960	27,877
[1,2]	Tesla Auto Lease Trust Class A3 Series 2020-A	0.680%	12/20/23	14,140	14,171
[1,2]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	1,270	1,273
[1,2]	Tesla Auto Lease Trust Class B Series 2020-A	1.180%	1/22/24	2,080	2,090
[1,2]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	1,050	1,059
[1,2]	Tidewater Auto Receivables Trust Class A2 Series 2020-A	1.390%	8/15/24	3,890	3,895
[1,2]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	860	892
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	1.660%	5/15/24	5,348	5,393
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-B	1.360%	8/15/24	11,700	11,787
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-B	1.660%	9/15/25	4,460	4,538
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-C	0.570%	10/15/25	7,530	7,496
[1,2]	Toyota Lease Owner Trust Class A2 Series 2021-A	0.270%	9/20/23	19,249	19,248
[1,2]	Toyota Lease Owner Trust Class A3 Series 2021-B	0.420%	10/21/24	19,800	19,683
[2]	USAA Auto Owner Trust Series Class A3 2019-1	2.160%	7/17/23	1,299	1,302
[2]	Verizon Owner Trust Class A Series 2020-B	0.470%	2/20/25	43,360	43,365
[2]	Verizon Owner Trust Class A1A Series 2019-A	2.930%	9/20/23	16,754	16,892
[2]	Verizon Owner Trust Class A1A Series 2019-B	2.330%	12/20/23	2,585	2,606
[2]	Verizon Owner Trust Class A1A Series 2020-A	1.850%	7/22/24	46,445	46,946
[2]	Verizon Owner Trust Class B Series 2018-A	3.380%	4/20/23	28,149	28,449
[2]	Verizon Owner Trust Class B Series 2020-A	1.980%	7/22/24	16,280	16,554
[2]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	13,620	13,612
[2]	Verizon Owner Trust Class C Series 2018-A	3.550%	4/20/23	5,000	5,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Verizon Owner Trust Class C Series 2019-C	2.160%	4/22/24	11,000	11,179
[2]	Verizon Owner Trust Class C Series 2020-A	2.060%	7/22/24	14,500	14,758
[2]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	4,550	4,555
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2018-1	3.020%	11/21/22	59	59
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2020-1	0.980%	11/20/24	23,383	23,469
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2018-2	3.330%	2/20/25	2,850	2,896
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2020-1	1.260%	8/20/26	3,590	3,620
[1,2]	Volvo Financial Equipment LLC Class A3 Series 2020-1A	0.510%	10/15/24	24,000	23,994
[1,2]	Volvo Financial Equipment LLC Class A4 Series 2020-1A	0.600%	3/15/28	4,700	4,684
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-1A	0.390%	10/15/24	37,092	37,090
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-2A	0.320%	4/15/25	28,000	27,992
[1,2]	Wheels SPV 2 LLC Class A2 Series 2020-1A	0.510%	8/20/29	8,120	8,125
[1,2]	Wheels SPV 2 LLC Class A3 Series 2020-1A	0.620%	8/20/29	3,475	3,458
[2]	World Omni Auto Receivables Trust Class A2 Series 2021-D	0.350%	12/16/24	20,660	20,650
[2]	World Omni Auto Receivables Trust Class A3 Series 2018-A	2.500%	4/17/23	484	484
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.700%	1/17/23	51,081	51,527
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.100%	4/15/25	1,375	1,382
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	5/15/25	34,560	34,625
[2]	World Omni Automobile Lease Securitization Trust Class B Series 2020-B	0.700%	2/17/26	5,000	4,987
[2]	World Omni Select Auto Trust Class A2 Series 2021-A	0.290%	2/18/25	27,450	27,420
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,518,930)					3,517,779
Corporate Bonds (69.1%)
Communications (2.8%)
	America Movil SAB de CV	3.125%	7/16/22	46,987	47,786
	AT&T Inc.	0.395%	11/16/21	105,000	104,989
	AT&T Inc.	0.436%	12/14/21	16,000	15,995
	AT&T Inc.	3.000%	6/30/22	700	709
	AT&T Inc.	2.625%	12/1/22	864	879
	AT&T Inc.	1.700%	3/25/26	20	20
	British Telecommunications plc	4.500%	12/4/23	8,059	8,627
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	117,764	120,249
[1]	Deutsche Telekom International Finance BV	2.485%	9/19/23	1,050	1,079
	Discovery Communications LLC	2.950%	3/20/23	21,231	21,857
	Fox Corp.	3.666%	1/25/22	58,374	58,822
[1]	NTT Finance Corp.	0.373%	3/3/23	147,500	147,327
[5]	Optus Finance Pty Ltd.	3.250%	8/23/22	7,500	5,758
[1]	Sky Ltd.	3.125%	11/26/22	10,960	11,277
[5]	Verizon Communications Inc.	3.500%	2/17/23	40,880	31,662
	Vodafone Group plc	2.500%	9/26/22	3,472	3,530
[5]	Vodafone Group plc	3.250%	12/13/22	53,840	41,506
[3,5]	Vodafone Group plc, 3M Australian Bank Bill Rate + 1.050%	1.062%	12/13/22	4,970	3,758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	1.650%	9/1/22	2,599	2,626
					628,456
Consumer Discretionary (4.7%)
	Amazon.com Inc.	2.500%	11/29/22	1,238	1,259
	Amazon.com Inc.	0.250%	5/12/23	30,000	29,911
	American Honda Finance Corp.	2.200%	6/27/22	2,680	2,713
	American Honda Finance Corp.	0.400%	10/21/22	53,271	53,268
	American Honda Finance Corp.	2.050%	1/10/23	7,691	7,833
	American Honda Finance Corp.	0.875%	7/7/23	51,135	51,396
	American Honda Finance Corp.	3.450%	7/14/23	1,355	1,419
	American Honda Finance Corp.	0.650%	9/8/23	49,057	49,064
	American Honda Finance Corp.	3.625%	10/10/23	1,550	1,638
	AutoZone Inc.	3.125%	7/15/23	14,980	15,514
[1]	BMW US Capital LLC	3.450%	4/12/23	3,099	3,223
[1]	Daimler Finance North America LLC	3.750%	11/5/21	7,223	7,225
[1]	Daimler Finance North America LLC	2.850%	1/6/22	24,250	24,356
[1]	Daimler Finance North America LLC	3.400%	2/22/22	20,699	20,890
[1]	Daimler Finance North America LLC	2.550%	8/15/22	23,647	24,032
[1]	Daimler Finance North America LLC	3.350%	2/22/23	2,653	2,744
[1]	Daimler Finance North America LLC	1.750%	3/10/23	17,177	17,429
[1]	Daimler Finance North America LLC	3.700%	5/4/23	400	418
	DR Horton Inc.	4.750%	2/15/23	6,266	6,521
	eBay Inc.	2.750%	1/30/23	525	538
[1]	ERAC USA Finance LLC	3.300%	10/15/22	471	483
[1]	ERAC USA Finance LLC	2.700%	11/1/23	21,025	21,730
	General Motors Co.	4.875%	10/2/23	500	536
	General Motors Co.	5.400%	10/2/23	9,000	9,744
	General Motors Financial Co. Inc.	4.200%	11/6/21	45,714	45,732
	General Motors Financial Co. Inc.	3.450%	1/14/22	14,350	14,400
	General Motors Financial Co. Inc.	3.450%	4/10/22	7,145	7,203
	General Motors Financial Co. Inc.	3.150%	6/30/22	2,928	2,972
	General Motors Financial Co. Inc.	3.550%	7/8/22	21,763	22,204
	General Motors Financial Co. Inc.	3.250%	1/5/23	5,349	5,494
	General Motors Financial Co. Inc.	3.700%	5/9/23	572	594
	General Motors Financial Co. Inc.	4.250%	5/15/23	100	105
	General Motors Financial Co. Inc.	4.150%	6/19/23	975	1,024
	General Motors Financial Co. Inc.	1.700%	8/18/23	23,095	23,426
[1]	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	1,004	1,032
	Lennar Corp.	4.875%	12/15/23	8,327	8,929
	McDonald's Corp.	3.350%	4/1/23	11,375	11,799
[1]	Nissan Motor Acceptance Co. LLC	2.650%	7/13/22	1,650	1,670
[1]	Nissan Motor Acceptance Co. LLC	2.600%	9/28/22	100	102
[1]	Nissan Motor Co. Ltd.	3.043%	9/15/23	34,851	36,056
	O'Reilly Automotive Inc.	3.800%	9/1/22	12,452	12,687
	Ralph Lauren Corp.	1.700%	6/15/22	19,289	19,449
	Starbucks Corp.	2.700%	6/15/22	53,546	54,121
	Starbucks Corp.	3.100%	3/1/23	14,493	14,945
[5]	Toyota Finance Australia Ltd.	3.100%	5/19/22	10,378	7,921
[3,5]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 0.780%	0.790%	11/22/21	11,400	8,579
	Toyota Motor Credit Corp.	1.150%	5/26/22	53,922	54,169
	Toyota Motor Credit Corp.	2.800%	7/13/22	1,000	1,017
	Toyota Motor Credit Corp.	0.450%	7/22/22	25,630	25,643
	Toyota Motor Credit Corp.	0.350%	10/14/22	22,000	22,005
	Toyota Motor Credit Corp.	2.900%	3/30/23	22,700	23,465
	Toyota Motor Credit Corp.	0.400%	4/6/23	55,000	54,908
	Toyota Motor Credit Corp.	0.500%	8/14/23	20,000	19,983
	Toyota Motor Credit Corp.	0.450%	1/11/24	40,000	39,693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Volkswagen Financial Services Australia Pty Ltd.	3.300%	2/28/22	3,790	2,875
[5]	Volkswagen Financial Services Australia Pty Ltd.	3.500%	9/14/22	4,670	3,587
[5]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	16,270	12,529
[3,5]	Volkswagen Financial Services Australia Pty Ltd., 3M Australian Bank Bill Rate + 1.300%	1.311%	9/14/22	16,520	12,510
[1]	Volkswagen Group of America Finance LLC	4.000%	11/12/21	27,059	27,087
[1]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	49,850	50,509
[1]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	20,797	21,202
[1]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	8,429	8,987
					1,034,497
Consumer Staples (2.8%)
[1]	7-Eleven Inc.	0.625%	2/10/23	40,485	40,421
[1]	7-Eleven Inc.	0.800%	2/10/24	365	363
	Altria Group Inc.	2.950%	5/2/23	2,000	2,064
[3,5]	Anheuser-Busch InBev Worldwide Inc., 3M Australian Bank Bill Rate + 0.970%	0.982%	9/6/22	27,790	21,014
	BAT Capital Corp.	2.764%	8/15/22	2,600	2,638
	Campbell Soup Co.	2.500%	8/2/22	13,053	13,252
	Campbell Soup Co.	3.650%	3/15/23	24,646	25,582
[1]	Cargill Inc.	3.250%	3/1/23	500	518
	Church & Dwight Co. Inc.	2.450%	8/1/22	1,659	1,681
	Clorox Co.	3.050%	9/15/22	36,599	37,176
[1]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	17,000	16,935
	Conagra Brands Inc.	3.200%	1/25/23	5,379	5,513
	Conagra Brands Inc.	0.500%	8/11/23	17,500	17,420
	Constellation Brands Inc.	3.200%	2/15/23	17,617	18,150
	Dollar General Corp.	3.250%	4/15/23	62	64
	Dollar Tree Inc.	3.700%	5/15/23	16,340	17,034
	General Mills Inc.	2.600%	10/12/22	23,025	23,446
	Hormel Foods Corp.	0.650%	6/3/24	5,000	4,981
[1]	JDE Peet's NV	0.800%	9/24/24	25,000	24,722
	Keurig Dr Pepper Inc.	4.057%	5/25/23	26,068	27,377
	Keurig Dr Pepper Inc.	0.750%	3/15/24	15,000	14,940
	Kimberly-Clark Corp.	2.400%	3/1/22	4,000	4,027
	Kroger Co.	2.800%	8/1/22	46,488	47,226
	McCormick & Co. Inc.	2.700%	8/15/22	23,999	24,382
[1]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	48,664	49,398
	Mondelez International Inc.	0.625%	7/1/22	32,336	32,399
[5]	New Zealand Milk Australasia Pty Ltd.	5.250%	5/23/22	5,000	3,860
[1]	Pernod Ricard SA	4.250%	7/15/22	17,256	17,701
	Philip Morris International Inc.	2.375%	8/17/22	1,500	1,521
	Philip Morris International Inc.	2.625%	3/6/23	1,000	1,029
	Philip Morris International Inc.	1.125%	5/1/23	25,000	25,230
	Philip Morris International Inc.	2.125%	5/10/23	1,860	1,900
[1]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	58,400	59,045
[1]	Reckitt Benckiser Treasury Services plc	3.625%	9/21/23	434	455
	Reynolds American Inc.	4.850%	9/15/23	437	470
	Sysco Corp.	2.600%	6/12/22	54	55
	Tyson Foods Inc.	4.500%	6/15/22	30,080	30,539
					614,528
Energy (5.4%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	5,000	5,112
	BP Capital Markets America Inc.	2.937%	4/6/23	19,000	19,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	2.750%	5/10/23	46,480	47,973
	BP Capital Markets America Inc.	3.216%	11/28/23	4,084	4,276
	BP Capital Markets plc	2.500%	11/6/22	10,000	10,196
	Canadian Natural Resources Ltd.	2.950%	1/15/23	100	102
	Chevron Corp.	2.355%	12/5/22	650	661
	Chevron USA Inc.	0.426%	8/11/23	20,360	20,323
	Ecopetrol SA	5.875%	9/18/23	15,135	16,255
	Empresa Nacional del Petroleo	4.750%	12/6/21	63,117	63,286
	Enbridge Inc.	2.900%	7/15/22	17,038	17,291
	Enbridge Inc.	4.000%	10/1/23	10,267	10,808
	Enbridge Inc.	0.550%	10/4/23	34,200	34,095
[3]	Enbridge Inc., SOFR + 0.400%	0.449%	2/17/23	20,000	20,037
	Energy Transfer LP	4.650%	2/15/22	15,236	15,413
	Energy Transfer LP	3.600%	2/1/23	3,465	3,558
	Energy Transfer LP	4.250%	3/15/23	2,262	2,346
	Energy Transfer LP / Regency Energy Finance Corp.	5.875%	3/1/22	3,515	3,530
	Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	1,209	1,243
	Enterprise Products Operating LLC	3.500%	2/1/22	28,403	28,625
	Enterprise Products Operating LLC	4.050%	2/15/22	21,939	22,167
	Enterprise Products Operating LLC	3.350%	3/15/23	31,336	32,308
	EOG Resources Inc.	2.625%	3/15/23	51,427	52,592
	Exxon Mobil Corp.	1.902%	8/16/22	5,545	5,612
	Gulf South Pipeline Co. LP	4.000%	6/15/22	70	71
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	1,385	1,402
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	30,381	30,992
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	3,230	3,323
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	750	781
	Kinder Morgan Inc.	3.150%	1/15/23	34,661	35,621
[1]	Kinder Morgan Inc.	5.625%	11/15/23	8,538	9,238
	Marathon Petroleum Corp.	4.500%	5/1/23	15,891	16,696
	MPLX LP	4.500%	7/15/23	4,000	4,207
	ONEOK Partners LP	3.375%	10/1/22	75	76
	Pertamina Persero PT	4.875%	5/3/22	74,259	75,749
	Petronas Capital Ltd.	7.875%	5/22/22	44,568	46,314
	Phillips 66	4.300%	4/1/22	85,507	86,895
	Phillips 66	3.700%	4/6/23	12,750	13,285
	Pioneer Natural Resources Co.	0.550%	5/15/23	27,500	27,412
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	60,846	61,439
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	19,954	20,089
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	3,200	3,382
	Schlumberger Investment SA	3.650%	12/1/23	5,000	5,268
	Shell International Finance BV	2.375%	8/21/22	6,000	6,097
	Shell International Finance BV	2.250%	1/6/23	4,887	4,988
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	25,637	26,057
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	6,090	6,486
	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	8,601	8,683
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	43,647	44,265
[1]	Southern Natural Gas Co. LLC	0.625%	4/28/23	13,500	13,473
	Spectra Energy Partners LP	4.750%	3/15/24	1,129	1,217
[1]	Texas Eastern Transmission LP	2.800%	10/15/22	275	279
	Thai Oil PCL	3.625%	1/23/23	2,520	2,581
	Thaioil Treasury Center Co. Ltd.	3.625%	1/23/23	10,220	10,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	TotalEnergies Capital International SA	4.250%	11/26/21	15,000	11,310
	TotalEnergies Capital International SA	2.875%	2/17/22	6,072	6,115
	TotalEnergies Capital SA	4.250%	12/15/21	43,425	43,632
	TransCanada PipeLines Ltd.	2.500%	8/1/22	9,655	9,786
	TransCanada PipeLines Ltd.	3.750%	10/16/23	14,000	14,703
	Valero Energy Corp.	2.700%	4/15/23	250	257
	Williams Cos. Inc.	3.600%	3/15/22	63,649	64,057
	Williams Cos. Inc.	3.350%	8/15/22	26,074	26,470
	Williams Cos. Inc.	3.700%	1/15/23	1,117	1,149
					1,181,732
Financials (30.3%)
	ABN AMRO Bank NV	6.250%	4/27/22	4,261	4,372
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	2,831	2,906
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	52,970	54,456
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	29,189	30,948
[3]	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, SOFR + 0.680%	0.730%	9/29/23	37,100	37,151
[1]	AIG Global Funding	2.700%	12/15/21	6,685	6,705
[1]	AIG Global Funding	2.300%	7/1/22	2,560	2,595
[1]	AIG Global Funding	0.800%	7/7/23	16,265	16,308
[1]	AIG Global Funding	0.400%	9/13/23	62,000	61,675
[1]	AIG Global Funding	0.450%	12/8/23	15,000	14,935
	Air Lease Corp.	2.625%	7/1/22	2,063	2,087
	Air Lease Corp.	2.250%	1/15/23	865	881
	Air Lease Corp.	2.750%	1/15/23	2,634	2,693
	Air Lease Corp.	3.875%	7/3/23	12,623	13,211
	Air Lease Corp.	3.000%	9/15/23	1,843	1,907
	Alleghany Corp.	4.950%	6/27/22	16,060	16,515
	Allstate Corp.	3.150%	6/15/23	7,966	8,305
	Ally Financial Inc.	3.050%	6/5/23	7,152	7,381
	Ally Financial Inc.	1.450%	10/2/23	23,463	23,689
	American Express Co.	2.750%	5/20/22	11,884	12,016
	American Express Co.	2.500%	8/1/22	27,067	27,439
	American Express Co.	3.400%	2/27/23	37,935	39,275
	Ameriprise Financial Inc.	3.000%	3/22/22	22,503	22,734
	Ameriprise Financial Inc.	4.000%	10/15/23	11,775	12,537
[1]	ANZ New Zealand International Ltd.	1.900%	2/13/23	6,160	6,265
	Aon Corp.	2.200%	11/15/22	21,990	22,356
	Aon plc	4.000%	11/27/23	28,060	29,677
[1]	Athene Global Funding	4.000%	1/25/22	16,764	16,907
[1]	Athene Global Funding	3.000%	7/1/22	18,114	18,422
[1]	Athene Global Funding	2.800%	5/26/23	51,891	53,579
[1]	Athene Global Funding	1.200%	10/13/23	7,940	8,000
[1]	Athene Global Funding	0.950%	1/8/24	52,152	52,105
	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	5,000	5,086
[5]	Australia & New Zealand Banking Group Ltd.	4.750%	5/13/27	6,994	5,368
	Banco Santander SA	3.500%	4/11/22	20,400	20,667
	Banco Santander SA	3.125%	2/23/23	500	515
	Banco Santander SA	0.701%	6/30/24	20,000	19,938
[3,5]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	1.685%	1/19/23	6,200	4,725
	Bank of America Corp.	5.700%	1/24/22	15,000	15,184
	Bank of America Corp.	3.300%	1/11/23	1,812	1,872
	Bank of America Corp.	3.124%	1/20/23	74,641	75,066
	Bank of America Corp.	2.881%	4/24/23	11,007	11,126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	2.816%	7/21/23	27,895	28,330
	Bank of America Corp.	3.004%	12/20/23	44,849	46,002
	Bank of Montreal	2.900%	3/26/22	21,237	21,456
	Bank of Montreal	2.050%	11/1/22	4,515	4,591
	Bank of Montreal	0.400%	9/15/23	175,000	174,186
	Bank of New York Mellon Corp.	2.661%	5/16/23	6,444	6,519
	Bank of Nova Scotia	2.000%	11/15/22	29,537	30,028
	Bank of Nova Scotia	2.375%	1/18/23	13,000	13,294
	Bank of Nova Scotia	1.950%	2/1/23	15,000	15,264
	Bank of Nova Scotia	1.625%	5/1/23	2,177	2,212
	Bank of Nova Scotia	0.400%	9/15/23	50,000	49,739
[1]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	40,980	41,670
[1]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	62,997	64,116
[1]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	82,566	86,857
	Barclays Bank plc	1.700%	5/12/22	15,000	15,093
	Barclays plc	3.684%	1/10/23	19,480	19,595
	Barclays plc	4.610%	2/15/23	75,151	76,015
[1]	BNP Paribas SA	2.950%	5/23/22	3,487	3,537
[1]	BNP Paribas SA	3.500%	3/1/23	28,017	29,053
	BNP Paribas SA	3.250%	3/3/23	4,434	4,595
[3,5]	BNP Paribas SA, 3M Australian Bank Bill Rate + 1.750%	1.763%	12/16/22	5,650	4,315
[1]	BNZ International Funding Ltd.	2.650%	11/3/22	725	740
[1]	BNZ International Funding Ltd.	3.375%	3/1/23	400	415
	BPCE SA	2.750%	12/2/21	2,450	2,455
[1]	BPCE SA	3.000%	5/22/22	65,834	66,762
[1]	BPCE SA	5.700%	10/22/23	12,210	13,287
[3,5]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.140%	4/26/23	9,590	7,300
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	31,610	31,497
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	7,260	7,291
	Canadian Imperial Bank of Commerce	2.606%	7/22/23	66,446	67,409
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	27,000	28,467
	Capital One Bank USA NA	2.014%	1/27/23	76,671	76,941
	Capital One Bank USA NA	3.375%	2/15/23	32,344	33,444
	Capital One Financial Corp.	3.050%	3/9/22	36,350	36,602
	Capital One NA	2.650%	8/8/22	5,000	5,078
	Charles Schwab Corp.	2.650%	1/25/23	2,090	2,143
	Chubb INA Holdings Inc.	2.875%	11/3/22	12,990	13,255
	Chubb INA Holdings Inc.	2.700%	3/13/23	1,687	1,738
[3,5]	Citibank NA, 3M Australian Bank Bill Rate + 0.750%	0.760%	5/20/22	25,000	18,867
	Citigroup Inc.	2.900%	12/8/21	10,000	10,004
	Citigroup Inc.	2.750%	4/25/22	42,800	43,214
	Citigroup Inc.	4.050%	7/30/22	11,613	11,919
	Citigroup Inc.	2.700%	10/27/22	26,907	27,458
	Citigroup Inc.	2.312%	11/4/22	114,775	114,785
	Citigroup Inc.	3.142%	1/24/23	40,068	40,299
	Citigroup Inc.	3.500%	5/15/23	1,950	2,031
	Citigroup Inc.	2.876%	7/24/23	11,000	11,177
	Citigroup Inc.	3.875%	10/25/23	3,500	3,719
	Citigroup Inc.	1.678%	5/15/24	1,422	1,443
	Cooperatieve Rabobank UA	3.950%	11/9/22	64,476	66,659
	Credit Suisse AG	2.100%	11/12/21	7,900	7,904
	Credit Suisse AG	2.800%	4/8/22	11,014	11,129
	Credit Suisse AG	0.520%	8/9/23	25,000	24,938
[1]	Credit Suisse Group AG	3.574%	1/9/23	19,392	19,497
[1]	Credit Suisse Group AG	2.997%	12/14/23	20,620	21,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	25,624	26,351
[1]	Danske Bank A/S	5.000%	1/12/22	34,604	34,889
[1]	Danske Bank A/S	2.700%	3/2/22	9,469	9,537
[1]	Danske Bank A/S	5.000%	1/12/23	3,120	3,145
[1]	Danske Bank A/S	1.226%	6/22/24	36,006	36,220
	Danske Bank A/S	1.226%	6/22/24	4,760	4,788
	Deutsche Bank AG	3.300%	11/16/22	13,363	13,720
	Deutsche Bank AG	3.950%	2/27/23	2,143	2,226
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	16,006	16,520
	Discover Bank	3.350%	2/6/23	33,861	34,919
	Discover Bank	4.200%	8/8/23	27,811	29,481
	Discover Financial Services	5.200%	4/27/22	2,500	2,557
	Discover Financial Services	3.850%	11/21/22	8,505	8,792
	E*TRADE Financial Corp.	2.950%	8/24/22	20,888	21,261
	Enstar Group Ltd.	4.500%	3/10/22	1,129	1,141
[1]	Equitable Financial Life Global Funding	0.500%	4/6/23	50,950	50,930
	Equitable Holdings Inc.	3.900%	4/20/23	46,492	48,561
	Fidelity National Financial Inc.	5.500%	9/1/22	550	572
	Fifth Third Bancorp	3.500%	3/15/22	5,000	5,046
	Fifth Third Bancorp	4.300%	1/16/24	919	982
	Fifth Third Bank NA	1.800%	1/30/23	250	254
	First Republic Bank	2.500%	6/6/22	95,735	96,795
[1]	Five Corners Funding Trust	4.419%	11/15/23	9,989	10,718
	Franklin Resources Inc.	2.800%	9/15/22	13,642	13,930
	GATX Corp.	4.750%	6/15/22	10,330	10,585
	Globe Life Inc.	3.800%	9/15/22	155	159
	Goldman Sachs Group Inc.	5.750%	1/24/22	31,941	32,338
	Goldman Sachs Group Inc.	3.625%	1/22/23	3,750	3,885
	Goldman Sachs Group Inc.	0.481%	1/27/23	44,000	43,918
	Goldman Sachs Group Inc.	3.200%	2/23/23	19,947	20,557
	Goldman Sachs Group Inc.	0.523%	3/8/23	9,000	8,983
	Goldman Sachs Group Inc.	2.908%	6/5/23	54,133	54,843
	Goldman Sachs Group Inc.	2.905%	7/24/23	22,764	23,130
	Goldman Sachs Group Inc.	0.627%	11/17/23	4,711	4,706
[3,5]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.216%	5/16/23	2,800	2,129
[1]	Guardian Life Global Funding	3.400%	4/25/23	18,931	19,730
	HSBC Holdings plc	3.262%	3/13/23	84,223	85,048
	HSBC Holdings plc	3.600%	5/25/23	11,000	11,497
	HSBC Holdings plc	3.033%	11/22/23	10,000	10,244
	HSBC Holdings plc	3.950%	5/18/24	35,682	37,358
	HSBC Holdings plc	0.732%	8/17/24	8,000	7,966
	HSBC USA Inc.	0.315%	2/22/22	60,000	59,937
	Huntington National Bank	2.500%	8/7/22	35,000	35,517
	Huntington National Bank	3.550%	10/6/23	850	895
	ING Groep NV	3.150%	3/29/22	34,884	35,275
	Intercontinental Exchange Inc.	2.350%	9/15/22	31,847	32,335
	Intercontinental Exchange Inc.	0.700%	6/15/23	46,686	46,733
	Intercontinental Exchange Inc.	3.450%	9/21/23	1,000	1,051
	Intercontinental Exchange Inc.	4.000%	10/15/23	46,989	49,919
	International Finance Corp.	5.875%	8/15/22	2,555	2,661
	Invesco Finance plc	3.125%	11/30/22	36,237	37,250
[1]	Jackson National Life Global Funding	3.300%	2/1/22	7,000	7,052
[1]	Jackson National Life Global Funding	2.375%	9/15/22	500	509
	JPMorgan Chase & Co.	3.250%	9/23/22	29,693	30,465
	JPMorgan Chase & Co.	2.972%	1/15/23	64,835	65,166
	JPMorgan Chase & Co.	3.200%	1/25/23	8,900	9,195
	JPMorgan Chase & Co.	3.207%	4/1/23	5,131	5,188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	2.776%	4/25/23	97,095	98,157
	JPMorgan Chase & Co.	3.375%	5/1/23	8,605	8,952
	JPMorgan Chase & Co.	2.700%	5/18/23	8,372	8,618
	JPMorgan Chase & Co.	0.697%	3/16/24	10,000	10,000
	JPMorgan Chase & Co.	1.514%	6/1/24	23,139	23,420
	KeyBank NA	2.300%	9/14/22	500	509
	KeyBank NA	1.250%	3/10/23	5,005	5,055
	KeyBank NA	0.423%	1/3/24	8,330	8,313
[1]	Liberty Mutual Group Inc.	4.950%	5/1/22	2,596	2,651
[1]	Liberty Mutual Group Inc.	4.250%	6/15/23	7,000	7,377
	Lincoln National Corp.	4.000%	9/1/23	4,168	4,413
[5]	Lloyds Bank plc	1.650%	8/12/22	10,000	7,584
	Lloyds Banking Group plc	3.000%	1/11/22	16,000	16,082
	Lloyds Banking Group plc	2.858%	3/17/23	44,889	45,274
[5]	Lloyds Banking Group plc	3.650%	3/20/23	4,210	3,272
	Lloyds Banking Group plc	1.326%	6/15/23	42,053	42,239
	Lloyds Banking Group plc	4.050%	8/16/23	77,829	82,352
	Lloyds Banking Group plc	2.907%	11/7/23	24,800	25,344
[5]	Lloyds Banking Group plc	3.900%	11/23/23	5,430	4,272
	Lloyds Banking Group plc	0.695%	5/11/24	12,375	12,363
	Loews Corp.	2.625%	5/15/23	3,000	3,079
[5]	Macquarie Bank Ltd.	1.750%	6/21/22	7,570	5,738
[1]	Macquarie Bank Ltd.	0.441%	12/16/22	3,650	3,646
[3,5]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.750%	0.762%	6/21/22	19,500	14,720
[5]	Macquarie Group Ltd.	3.250%	12/15/22	87,950	66,368
[1]	Macquarie Group Ltd.	3.189%	11/28/23	16,883	17,318
[3,5]	Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	1.161%	12/15/22	2,500	1,882
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	25,000	25,248
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	15,405	15,466
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	305	315
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	4,853	5,128
[1]	MassMutual Global Funding II	2.500%	10/17/22	17,142	17,471
[1]	MassMutual Global Funding II	0.850%	6/9/23	44,362	44,576
[1]	MassMutual Global Funding II	0.480%	8/28/23	65,560	65,469
[1]	Met Tower Global Funding	0.550%	7/13/22	1,919	1,922
	MetLife Inc.	4.368%	9/15/23	2,150	2,294
[1]	Metropolitan Life Global Funding I	3.375%	1/11/22	4,905	4,935
[1]	Metropolitan Life Global Funding I	2.650%	4/8/22	5,000	5,050
[1]	Metropolitan Life Global Funding I	2.400%	6/17/22	2,240	2,270
[1]	Metropolitan Life Global Funding I	3.000%	1/10/23	5,692	5,858
[1]	Metropolitan Life Global Funding I	1.950%	1/13/23	22,000	22,379
[1]	Metropolitan Life Global Funding I	0.900%	6/8/23	54,346	54,664
[1]	Metropolitan Life Global Funding I	0.400%	1/7/24	36,380	36,060
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	7,732	7,796
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	32,165	32,478
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	82,460	83,745
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	3,174	3,226
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	18,250	18,943
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	21,054
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	16,150	16,684
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	27,680	27,681
[1]	Mizuho Bank Ltd.	2.950%	10/17/22	2,252	2,306
	Mizuho Financial Group Inc.	2.953%	2/28/22	35,100	35,394
	Mizuho Financial Group Inc.	2.601%	9/11/22	22,545	22,959
	Mizuho Financial Group Inc.	3.549%	3/5/23	5,500	5,715
	Mizuho Financial Group Inc.	2.721%	7/16/23	48,402	49,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	1.241%	7/10/24	5,661	5,700
	Mizuho Financial Group Inc.	0.849%	9/8/24	42,631	42,632
	Morgan Stanley	2.625%	11/17/21	31,120	31,151
	Morgan Stanley	2.750%	5/19/22	20,191	20,456
	Morgan Stanley	4.875%	11/1/22	64,824	67,570
	Morgan Stanley	3.125%	1/23/23	40,130	41,373
	Morgan Stanley	3.750%	2/25/23	14,158	14,738
	Morgan Stanley	4.100%	5/22/23	10,636	11,178
	Morgan Stanley	0.560%	11/10/23	22,323	22,302
	Morgan Stanley	0.529%	1/25/24	3,994	3,985
	Morgan Stanley	0.731%	4/5/24	15,395	15,377
	Morgan Stanley	3.737%	4/24/24	10,000	10,429
	Morgan Stanley	0.791%	1/22/25	7,500	7,455
[3]	Morgan Stanley, SOFR + 0.700%	0.749%	1/20/23	20,000	20,023
[1]	MUFG Bank Ltd.	3.200%	2/26/23	7,960	8,236
	MUFG Union Bank NA	3.150%	4/1/22	11,085	11,191
	MUFG Union Bank NA	2.100%	12/9/22	4,200	4,269
	Nasdaq Inc.	0.445%	12/21/22	10,613	10,602
[1]	National Bank of Canada	2.150%	10/7/22	30,655	31,148
	National Bank of Canada	2.100%	2/1/23	8,786	8,947
	National Bank of Canada	0.900%	8/15/23	8,474	8,487
[1]	Nationwide Building Society	2.000%	1/27/23	53,975	54,957
[1]	Nationwide Building Society	3.622%	4/26/23	26,771	27,149
[1]	NatWest Markets plc	3.625%	9/29/22	1,351	1,390
[1]	New York Life Global Funding	2.300%	6/10/22	1,610	1,630
[1]	New York Life Global Funding	1.100%	5/5/23	12,170	12,283
[1]	New York Life Global Funding	0.550%	4/26/24	350	347
[1]	Nordea Bank Abp	4.250%	9/21/22	5,080	5,247
[1]	Nordea Bank Abp	1.000%	6/9/23	3,000	3,022
[1]	Nordea Bank Abp	3.750%	8/30/23	29,322	30,919
	Nordea Bank Abp	3.750%	8/30/23	12,061	12,718
	ORIX Corp.	2.900%	7/18/22	1,445	1,469
	PNC Bank NA	2.700%	11/1/22	18,577	18,952
	PNC Bank NA	2.950%	1/30/23	1,600	1,644
	PNC Bank NA	1.743%	2/24/23	11,000	11,037
	PNC Bank NA	3.800%	7/25/23	13,920	14,626
[1]	Pricoa Global Funding I	3.450%	9/1/23	22,549	23,715
	Principal Financial Group Inc.	3.300%	9/15/22	5,440	5,572
	Principal Financial Group Inc.	3.125%	5/15/23	6,641	6,887
[1]	Principal Life Global Funding II	2.375%	11/21/21	750	751
[1]	Principal Life Global Funding II	0.500%	1/8/24	9,500	9,432
[1]	Protective Life Global Funding	0.502%	4/12/23	3,730	3,727
[1]	Protective Life Global Funding	1.082%	6/9/23	12,230	12,320
[1]	Protective Life Global Funding	0.391%	7/7/23	31,000	30,858
[1]	Protective Life Global Funding	0.631%	10/13/23	4,426	4,419
	Protective Life Global Funding	0.631%	10/13/23	12,200	12,180
[1]	Reliance Standard Life Global Funding II	2.625%	7/22/22	970	985
[1]	Reliance Standard Life Global Funding II	2.150%	1/21/23	5,515	5,616
[1]	Reliance Standard Life Global Funding II	3.850%	9/19/23	9,475	10,007
	Royal Bank of Canada	1.950%	1/17/23	3,433	3,494
	Royal Bank of Canada	1.600%	4/17/23	5,794	5,883
	Royal Bank of Canada	3.700%	10/5/23	18,700	19,775
	Santander Holdings USA Inc.	3.700%	3/28/22	41,100	41,507
	Santander Holdings USA Inc.	3.400%	1/18/23	2,781	2,863
	Santander UK Group Holdings plc	3.571%	1/10/23	10,000	10,057
	Shinhan Bank Co. Ltd.	3.875%	12/7/26	15,000	15,036
[1]	Skandinaviska Enskilda Banken AB	3.050%	3/25/22	13,750	13,898
[1]	Skandinaviska Enskilda Banken AB	2.200%	12/12/22	19,750	20,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	85,440	85,284
[1]	Standard Chartered plc	4.247%	1/20/23	66,800	67,312
[1]	Standard Chartered plc	1.319%	10/14/23	50,943	51,159
	State Street Corp.	2.825%	3/30/23	16,620	16,780
	State Street Corp.	2.653%	5/15/23	1,100	1,113
	Sumitomo Mitsui Banking Corp.	4.850%	3/1/22	52,035	52,724
[3,5]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.660%	0.670%	8/18/22	15,000	11,329
[3,5]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.730%	0.742%	11/29/22	10,000	7,566
[5]	Sumitomo Mitsui Financial Group Inc.	3.662%	3/29/22	10,000	7,622
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	94,940	96,546
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	31,925	32,634
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	5,000	5,149
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	19,030	20,013
[3,5]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	1.289%	3/29/22	3,080	2,326
[5]	Swedbank AB	3.500%	2/17/22	6,180	4,691
[1]	Swedbank AB	2.800%	3/14/22	4,174	4,211
	Toronto-Dominion Bank	1.900%	12/1/22	44,457	45,156
	Toronto-Dominion Bank	0.750%	6/12/23	10,270	10,302
	Toronto-Dominion Bank	0.450%	9/11/23	11,324	11,285
	Truist Bank	2.800%	5/17/22	2,632	2,662
	Truist Bank	1.250%	3/9/23	1,595	1,611
	Truist Financial Corp.	2.750%	4/1/22	11,682	11,774
	Truist Financial Corp.	3.050%	6/20/22	7,214	7,322
	Truist Financial Corp.	2.200%	3/16/23	9,000	9,195
[1]	UBS AG	1.750%	4/21/22	21,178	21,291
[1]	UBS Group AG	2.650%	2/1/22	41,082	41,305
[1]	UBS Group AG	3.491%	5/23/23	45,828	46,551
[1]	UBS Group AG	2.859%	8/15/23	68,817	70,010
[1]	USAA Capital Corp.	1.500%	5/1/23	2,548	2,585
	Wells Fargo & Co.	3.500%	3/8/22	2,544	2,572
[6]	Wells Fargo & Co.	2.125%	4/22/22	2,930	4,038
	Wells Fargo & Co.	2.625%	7/22/22	546	555
[5]	Wells Fargo & Co.	5.250%	9/7/22	13,920	10,878
	Wells Fargo & Co.	3.069%	1/24/23	50,000	50,291
	Wells Fargo & Co.	3.450%	2/13/23	40,000	41,460
	Wells Fargo & Co.	3.750%	1/24/24	40,919	43,414
	Wells Fargo & Co.	1.654%	6/2/24	55,429	56,218
	Westpac Banking Corp.	2.500%	6/28/22	380	385
	Westpac Banking Corp.	2.750%	1/11/23	25,155	25,840
[5]	Westpac Banking Corp.	4.500%	3/11/27	5,376	4,095
[3,5]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.816%	6/22/28	43,200	33,049
	Willis North America Inc.	3.600%	5/15/24	15,566	16,474
					6,682,293
Health Care (6.3%)
	AbbVie Inc.	2.150%	11/19/21	5,000	5,004
	AbbVie Inc.	3.450%	3/15/22	40,000	40,247
	AbbVie Inc.	3.250%	10/1/22	27,474	27,962
	AbbVie Inc.	2.900%	11/6/22	24	25
	AbbVie Inc.	3.200%	11/6/22	10,571	10,806
	AbbVie Inc.	2.300%	11/21/22	37,826	38,523
	AbbVie Inc.	2.850%	5/14/23	4,650	4,786
	AbbVie Inc.	3.750%	11/14/23	6,600	6,981
	Aetna Inc.	2.750%	11/15/22	41,965	42,694
	Aetna Inc.	2.800%	6/15/23	9,028	9,305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AmerisourceBergen Corp.	0.737%	3/15/23	69,715	69,752
	Amgen Inc.	2.700%	5/1/22	16,805	16,933
	Amgen Inc.	3.625%	5/15/22	10,655	10,750
	Anthem Inc.	3.125%	5/15/22	10,000	10,144
	Anthem Inc.	2.950%	12/1/22	12,900	13,207
	Anthem Inc.	3.300%	1/15/23	38,155	39,411
	Astrazeneca Finance LLC	0.700%	5/28/24	39,000	38,989
	AstraZeneca plc	2.375%	6/12/22	33,100	33,453
[1]	Bayer US Finance II LLC	3.875%	12/15/23	21,047	22,224
	Biogen Inc.	3.625%	9/15/22	5,786	5,945
	Bristol-Myers Squibb Co.	2.600%	5/16/22	6,140	6,218
	Bristol-Myers Squibb Co.	2.000%	8/1/22	1,750	1,772
	Bristol-Myers Squibb Co.	3.550%	8/15/22	3,975	4,072
	Bristol-Myers Squibb Co.	2.750%	2/15/23	13,319	13,682
	Bristol-Myers Squibb Co.	0.537%	11/13/23	40,000	39,957
	Cardinal Health Inc.	3.200%	3/15/23	4,790	4,951
	Cigna Corp.	3.050%	11/30/22	32,747	33,575
	Cigna Corp.	3.750%	7/15/23	63,501	66,679
	Cigna Corp.	0.613%	3/15/24	10,000	9,924
	CVS Health Corp.	3.500%	7/20/22	13,425	13,647
	CVS Health Corp.	2.750%	12/1/22	44,239	45,045
	CVS Health Corp.	4.750%	12/1/22	1,795	1,857
	CVS Health Corp.	3.700%	3/9/23	5,723	5,947
	DH Europe Finance II Sarl	2.050%	11/15/22	2,318	2,355
	Gilead Sciences Inc.	3.250%	9/1/22	25,449	25,929
	Gilead Sciences Inc.	0.750%	9/29/23	35,140	35,098
	GlaxoSmithKline Capital plc	2.850%	5/8/22	5,984	6,061
	GlaxoSmithKline Capital plc	2.875%	6/1/22	4,660	4,719
	GlaxoSmithKline Capital plc	0.534%	10/1/23	38,022	37,970
	Humana Inc.	3.150%	12/1/22	28,310	28,918
	Humana Inc.	2.900%	12/15/22	65,131	66,667
	Humana Inc.	0.650%	8/3/23	30,500	30,473
	Illumina Inc.	0.550%	3/23/23	28,917	28,836
	McKesson Corp.	2.700%	12/15/22	7,947	8,093
	McKesson Corp.	2.850%	3/15/23	3,609	3,694
	Merck & Co. Inc.	2.400%	9/15/22	2,500	2,531
[1]	Mylan Inc.	3.125%	1/15/23	20,916	21,505
	Mylan Inc.	4.200%	11/29/23	9,000	9,521
	PerkinElmer Inc.	0.550%	9/15/23	45,170	45,000
	Stryker Corp.	0.600%	12/1/23	25,000	24,943
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	42,453	45,438
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	20,000	20,006
[3]	Thermo Fisher Scientific Inc., SOFR + 0.350%	0.399%	4/18/23	80,000	80,001
	UnitedHealth Group Inc.	2.875%	3/15/22	9,315	9,344
	UnitedHealth Group Inc.	2.375%	10/15/22	14,049	14,316
	UnitedHealth Group Inc.	2.750%	2/15/23	775	793
	UnitedHealth Group Inc.	3.500%	6/15/23	1,624	1,701
[1]	Viatris Inc.	1.125%	6/22/22	88,964	89,284
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	18,910	19,032
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	20	21
	Zoetis Inc.	3.250%	2/1/23	22,006	22,590
					1,379,306
Industrials (2.9%)
[5]	Australia Pacific Airports Melbourne Pty Ltd.	4.000%	9/15/22	5,000	3,836
	Block Financial LLC	5.500%	11/1/22	8,000	8,182
	Boeing Co.	2.700%	5/1/22	55,731	56,333
	Boeing Co.	2.200%	10/30/22	500	506
	Boeing Co.	1.167%	2/4/23	44,000	44,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	2.800%	3/1/23	500	512
	Boeing Co.	4.508%	5/1/23	31,581	33,113
	Caterpillar Financial Services Corp.	0.950%	5/13/22	18,150	18,217
	Caterpillar Financial Services Corp.	1.900%	9/6/22	21,180	21,461
	Caterpillar Financial Services Corp.	2.550%	11/29/22	630	644
	Caterpillar Financial Services Corp.	0.650%	7/7/23	40,000	40,077
	CNH Industrial Capital LLC	4.375%	4/5/22	4,645	4,717
	CNH Industrial Capital LLC	1.950%	7/2/23	1,970	2,005
	CNH Industrial Capital LLC	4.200%	1/15/24	190	203
	CNH Industrial NV	4.500%	8/15/23	638	678
[5]	ConnectEast Finance Pty Ltd.	4.250%	2/25/22	17,730	13,369
	Eaton Corp.	2.750%	11/2/22	1,644	1,681
	General Dynamics Corp.	2.250%	11/15/22	1,250	1,267
	General Electric Co.	2.700%	10/9/22	525	536
	General Electric Co.	3.100%	1/9/23	750	772
	Honeywell International Inc.	0.483%	8/19/22	21,511	21,512
[1]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	28,200	28,111
	L3Harris Technologies Inc.	3.850%	6/15/23	21,533	22,572
	Norfolk Southern Corp.	3.850%	1/15/24	1,000	1,057
	Northrop Grumman Corp.	3.250%	8/1/23	7,654	7,999
	PACCAR Financial Corp.	0.350%	8/11/23	10,000	9,963
[1]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.875%	7/11/22	397	408
[1]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	720	750
[1]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	3/14/23	2,120	2,171
[1]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	655	690
[1]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.900%	2/1/24	747	791
[5]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	9,520	7,361
	Quanta Services Inc.	0.950%	10/1/24	10,565	10,481
	Rockwell Automation Inc.	0.350%	8/15/23	37,600	37,521
	Ryder System Inc.	2.875%	6/1/22	18,574	18,797
	Ryder System Inc.	2.500%	9/1/22	14,500	14,713
	Ryder System Inc.	3.875%	12/1/23	17,810	18,887
[1]	Siemens Financieringsmaatschappij NV	0.400%	3/11/23	75,000	74,949
	Southwest Airlines Co.	4.750%	5/4/23	90,363	95,579
[2]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.650%	8/1/22	1,310	1,333
	Teledyne Technologies Inc.	0.650%	4/1/23	550	548
	Tyco Electronics Group SA	3.500%	2/3/22	1,520	1,520
	United Parcel Service Inc.	2.450%	10/1/22	1,060	1,081
[2]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	1,812	1,826
	Waste Management Inc.	2.900%	9/15/22	4,075	4,138
					636,919
Materials (1.3%)
	Berry Global Inc.	0.950%	2/15/24	5,500	5,470
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	16,700	17,726
	Carlisle Cos. Inc.	0.550%	9/1/23	9,310	9,269
[1]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	7,400	7,682
	DuPont de Nemours Inc.	4.205%	11/15/23	25,186	26,839
	Eastman Chemical Co.	3.500%	12/1/21	18,332	18,378
	Eastman Chemical Co.	3.600%	8/15/22	200	203
	EI du Pont de Nemours and Co.	0.325%	12/15/21	130,000	129,966
	GC Treasury Center Co. Ltd.	4.250%	9/19/22	4,930	5,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	1,000	1,002
[1]	International Flavors & Fragrances Inc.	0.697%	9/15/22	3,035	3,039
	Linde Inc.	2.200%	8/15/22	25	25
	LYB International Finance BV	4.000%	7/15/23	12,255	12,919
	Martin Marietta Materials Inc.	0.650%	7/15/23	15,000	14,997
	Newmont Corp.	3.500%	3/15/22	2,000	2,007
	Nucor Corp.	4.125%	9/15/22	4,237	4,331
	Nutrien Ltd.	3.150%	10/1/22	10,516	10,702
	Nutrien Ltd.	1.900%	5/13/23	8,635	8,785
	Nutrien Ltd.	3.625%	3/15/24	641	677
	PPG Industries Inc.	3.200%	3/15/23	7,000	7,233
					286,310
Real Estate (1.5%)
	American Tower Corp.	2.250%	1/15/22	9,154	9,188
	American Tower Corp.	3.500%	1/31/23	1,230	1,274
	American Tower Corp.	3.000%	6/15/23	12,640	13,103
	AvalonBay Communities Inc.	2.850%	3/15/23	17,450	17,853
	AvalonBay Communities Inc.	4.200%	12/15/23	25,272	26,916
	Boston Properties LP	3.125%	9/1/23	20,350	21,107
	Boston Properties LP	3.800%	2/1/24	4,672	4,933
	Brandywine Operating Partnership LP	3.950%	2/15/23	2,730	2,820
	Camden Property Trust	2.950%	12/15/22	6,289	6,412
	Crown Castle International Corp.	3.150%	7/15/23	10,750	11,166
	ERP Operating LP	3.000%	4/15/23	68,415	70,400
	Essex Portfolio LP	3.250%	5/1/23	8,470	8,739
	Essex Portfolio LP	3.875%	5/1/24	1,050	1,115
	Federal Realty Investment Trust	2.750%	6/1/23	1,800	1,848
	Federal Realty Investment Trust	3.950%	1/15/24	20,984	22,200
	Highwoods Realty LP	3.625%	1/15/23	2,736	2,805
	Kimco Realty Corp.	3.400%	11/1/22	11,221	11,479
	Kimco Realty Corp.	3.500%	4/15/23	1,160	1,196
	Kimco Realty Corp.	3.125%	6/1/23	9,290	9,585
	Mid-America Apartments LP	4.300%	10/15/23	3,100	3,283
	Public Storage	2.370%	9/15/22	9,410	9,554
[3]	Public Storage, SOFR + 0.470%	0.520%	4/23/24	8,845	8,852
	Realty Income Corp.	4.650%	8/1/23	18,770	19,910
	Simon Property Group LP	2.750%	6/1/23	17,465	17,969
	Simon Property Group LP	3.750%	2/1/24	7,965	8,421
	SL Green Operating Partnership LP	3.250%	10/15/22	300	306
	Ventas Realty LP	3.500%	4/15/24	2,371	2,509
	Welltower Inc.	4.500%	1/15/24	9,995	10,667
	Welltower Inc.	3.625%	3/15/24	1,495	1,586
					327,196
Technology (4.1%)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	17,246	18,157
	Dell International LLC / EMC Corp.	5.450%	6/15/23	14,893	15,875
	Equifax Inc.	3.300%	12/15/22	14,895	15,239
	Equifax Inc.	3.950%	6/15/23	2,175	2,281
	Fidelity National Information Services Inc.	0.375%	3/1/23	50,000	49,846
[5]	Intel Corp.	4.000%	12/1/22	32,710	25,453
	Micron Technology Inc.	2.497%	4/24/23	59,600	61,144
	Moody's Corp.	4.500%	9/1/22	5,440	5,563
	Moody's Corp.	2.625%	1/15/23	17,654	18,050
	NVIDIA Corp.	0.309%	6/15/23	242,533	241,809
[1]	NXP BV / NXP Funding LLC	4.625%	6/1/23	640	677
	Oracle Corp.	2.500%	5/15/22	8,387	8,451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	2.500%	10/15/22	11,803	12,027
	Oracle Corp.	2.400%	9/15/23	77,887	80,034
	PayPal Holdings Inc.	2.200%	9/26/22	74,056	75,276
	PayPal Holdings Inc.	1.350%	6/1/23	24,301	24,600
	Roper Technologies Inc.	0.450%	8/15/22	10,000	10,001
	Roper Technologies Inc.	3.650%	9/15/23	3,087	3,249
	Skyworks Solutions Inc.	0.900%	6/1/23	76,291	76,308
	VMware Inc.	2.950%	8/21/22	111,418	113,286
	VMware Inc.	0.600%	8/15/23	41,020	40,926
					898,252
Utilities (7.0%)
	American Electric Power Co. Inc.	0.750%	11/1/23	10,000	9,977
	Atmos Energy Corp.	0.625%	3/9/23	9,260	9,258
[5]	AusNet Services Holdings Pty Ltd.	5.750%	6/28/22	33,130	25,743
	Baltimore Gas and Electric Co.	3.350%	7/1/23	4,810	4,993
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	3,310	3,392
	Black Hills Corp.	1.037%	8/23/24	9,000	8,980
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,000	2,019
	CenterPoint Energy Inc.	2.500%	9/1/22	45,249	45,924
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	8,046	8,031
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	12,500	12,974
	Consolidated Edison Inc.	0.650%	12/1/23	34,357	34,280
	Dominion Energy Inc.	2.750%	9/15/22	40,140	40,697
[1]	Dominion Energy Inc.	2.450%	1/15/23	69,850	71,417
[3]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	0.646%	9/15/23	6,090	6,091
	DTE Energy Co.	0.550%	11/1/22	60,220	60,236
	DTE Energy Co.	2.250%	11/1/22	25,900	26,319
	Duke Energy Corp.	2.400%	8/15/22	14,109	14,307
	Duke Energy Corp.	3.050%	8/15/22	9,087	9,211
	Duke Energy Corp.	3.950%	10/15/23	447	471
[3]	Duke Energy Progress LLC, 3M USD LIBOR + 0.180%	0.305%	2/18/22	29,000	28,995
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	9,867	10,342
	Edison International	2.400%	9/15/22	3,001	3,035
	Edison International	3.125%	11/15/22	960	978
	Edison International	2.950%	3/15/23	2,023	2,070
	Enel Finance America LLC	0.356%	5/12/22	24,340	24,292
	Enel Finance America LLC	0.351%	5/18/22	29,000	28,940
	Enel Finance America LLC	0.356%	5/19/22	19,400	19,359
	Enel Finance America LLC	0.321%	6/14/22	48,030	47,908
	Enel Finance America LLC	0.322%	6/17/22	47,930	47,806
[1]	Engie SA	2.875%	10/10/22	4,640	4,741
	Entergy Corp.	4.000%	7/15/22	7,719	7,856
	Entergy Louisiana LLC	0.620%	11/17/23	26,750	26,704
[3,5]	ETSA Utilities Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.020%	1.032%	8/29/22	14,900	11,262
	Eversource Energy	2.750%	3/15/22	62,800	63,204
	Eversource Energy	2.800%	5/1/23	44,715	45,918
[3]	Eversource Energy, SOFR + 0.250%	0.299%	8/15/23	32,600	32,573
	Exelon Corp.	3.497%	6/1/22	15,132	15,351
	Georgia Power Co.	2.850%	5/15/22	500	507
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	7,725	7,907
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	27,982	28,277
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	3,422	3,507
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	55,500	55,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	NextEra Energy Capital Holdings Inc., 3M USD LIBOR + 0.270%	0.401%	2/22/23	40,000	40,003
[3]	NextEra Energy Capital Holdings Inc., SOFR + 0.400%	0.450%	11/3/23	37,700	37,716
	Northern States Power Co.	2.600%	5/15/23	11,145	11,377
	NSTAR Electric Co.	2.375%	10/15/22	23,383	23,717
	NTPC Ltd.	4.750%	10/3/22	10,419	10,753
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	4,200	4,250
	ONE Gas Inc.	0.850%	3/11/23	65,000	64,998
	PECO Energy Co.	2.375%	9/15/22	3,595	3,642
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.500%	11/22/21	55,193	55,193
	Progress Energy Inc.	3.150%	4/1/22	13,709	13,769
	Public Service Electric and Gas Co.	2.375%	5/15/23	10,870	11,124
	Public Service Enterprise Group Inc.	2.650%	11/15/22	78,040	79,565
	Sempra Energy	2.875%	10/1/22	2,543	2,581
	Sempra Energy	2.900%	2/1/23	7,368	7,561
	Sempra Energy	4.050%	12/1/23	24,322	25,753
	Southern California Edison Co.	0.700%	4/3/23	20,000	20,000
	Southern California Edison Co.	0.700%	8/1/23	2,150	2,146
[3]	Southern California Edison Co., SOFR + 0.350%	0.399%	6/13/22	24,020	24,019
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	8,325	8,567
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	17,729	18,335
	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	41,127	41,530
[1]	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	32,647	34,025
[5]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	18,230	14,139
	Virginia Electric and Power Co.	3.450%	9/1/22	25,251	25,695
	Virginia Electric and Power Co.	2.750%	3/15/23	30,143	30,902
	WEC Energy Group Inc.	0.550%	9/15/23	13,710	13,664
					1,536,434
Total Corporate Bonds (Cost $15,218,765)					15,205,923
Sovereign Bonds (3.0%)
	APICORP Sukuk Ltd.	3.141%	11/1/22	40,788	41,877
	Corp. Andina de Fomento	3.250%	2/11/22	26,585	26,787
	Corp. Andina de Fomento	4.375%	6/15/22	15,419	15,778
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	10,235
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	6,200	6,260
[1]	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,838	1,857
	Export-Import Bank of India	4.000%	1/14/23	19,168	19,826
	Fondo MIVIVIENDA SA	3.500%	1/31/23	8,453	8,652
	Kingdom of Morocco	4.250%	12/11/22	1,800	1,860
[7]	Korea Monetary Stabilization Bond	0.880%	7/9/22	120,000,000	102,361
[7]	Korea Monetary Stabilization Bond	1.080%	9/9/22	190,000,000	162,262
	KSA Sukuk Ltd.	2.894%	4/20/22	51,953	52,549
	Kuwait	2.750%	3/20/22	15,693	15,830
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	50,866	51,450
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	19,409	19,946
	Republic of Chile	2.250%	10/30/22	300	305
	Republic of Colombia	2.625%	3/15/23	30,405	30,873
	Republic of Croatia	5.500%	4/4/23	3,155	3,362
	Republic of Guatemala	5.750%	6/6/22	4,759	4,889
	Republic of Hungary	5.375%	2/21/23	22,492	23,855
	Republic of Hungary	5.750%	11/22/23	8,000	8,779
	Republic of Indonesia	2.950%	1/11/23	2,500	2,567
	Republic of Panama	4.000%	9/22/24	13,047	13,952
	Romania	6.750%	2/7/22	27,481	27,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	SoQ Sukuk A QSC	3.241%	1/18/23	11,847	12,242
	State of Israel	4.000%	6/30/22	300	307
	State of Qatar	3.875%	4/23/23	10,000	10,480
Total Sovereign Bonds (Cost $673,362)					677,049
Taxable Municipal Bonds (0.0%)
[3]	New Mexico Educational Assistance Foundation Student Loan Revenue, 1M USD LIBOR + 0.700% (Cost $17)	0.782%	1/2/25	17	17
Total Taxable Municipal Bonds (Cost $17)					17
				Shares
Temporary Cash Investments (11.5%)
Money Market Fund (6.3%)
[9]	Vanguard Market Liquidity Fund	0.070%		13,934,293	1,393,429
			Maturity Date	Face Amount ($000)
Commercial Paper (0.4%)
	Enel Finance America LLC	0.403%	8/5/22	40,000	39,859
	Waste Management Inc.	0.315%	8/15/22	25,000	24,929
	Disney (Walt) Co.	0.304%	9/20/22	17,900	17,855
U.S. Government and Agency Obligations (4.8%)
[10,11,12]	United States Treasury Bill	0.074%	9/8/22	450,000	449,533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	United States Treasury Bill	0.114%	10/6/22	600,000	599,294
					1,048,827
Total Temporary Cash Investments (Cost $2,525,070)					2,524,899
Total Investments (99.6%) (Cost $21,936,144)					21,925,667
Other Assets and Liabilities—Net (0.4%)					81,905
Net Assets (100%)					22,007,572
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $4,251,495,000, representing 19.3% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Face amount denominated in Australian dollars.
6	Face amount denominated in British pounds.
7	Face amount denominated in Korean won.
8	Guaranteed by the State of Qatar.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
10	Securities with a value of $603,000 have been segregated as initial margin for open centrally cleared swap contracts.
11	Securities with a value of $1,337,000 have been segregated as initial margin for open futures contracts.
12	Securities with a value of $4,090,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2021	3,602	789,739	(148)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2021	(897)	(109,210)	1,689
AUD 3-Year Treasury Bond	December 2021	(956)	(81,601)	2,326
				4,015
				3,867

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	12/15/21	AUD	599	USD	452	—	(1)
Bank of America, N.A.	12/15/21	AUD	595	USD	446	1	—
Bank of America, N.A.	12/15/21	EUR	33	USD	39	—	—
Bank of America, N.A.	12/15/21	USD	493,590	AUD	659,039	—	(2,262)
State Street Bank & Trust Co.	12/15/21	USD	4,116	GBP	2,990	24	—
BNP Paribas	9/15/22	USD	276,989	KRW	311,370,000	12,078	—
BNP Paribas	9/15/22	USD	8,063	KRW	9,630,000	—	(131)
						12,103	(2,394)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
KRW—Korean won.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S35-V1	12/23/25	USD	60,000	(1.000)	(1,484)	(59)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Indonesia/Baa2	6/23/26	JPMC	4,500	1.000	61	28	32	—
1 Periodic premium received/paid quarterly.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $12,565,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

F. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,517,779	—	3,517,779
Corporate Bonds	—	15,205,923	—	15,205,923
Sovereign Bonds	—	677,049	—	677,049
Taxable Municipal Bonds	—	17	—	17
Temporary Cash Investments	1,393,429	1,131,470	—	2,524,899
Total	1,393,429	20,532,238	—	21,925,667
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,015	—	—	4,015
Forward Currency Contracts	—	12,103	—	12,103
Swap Contracts	—	32	—	32
Total	4,015	12,135	—	16,150
Liabilities
Futures Contracts[1]	148	—	—	148
Forward Currency Contracts	—	2,394	—	2,394
Swap Contracts	59[1]	—	—	59
Total	207	2,394	—	2,601
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.